Segment information	6 Months Ended
Jun. 30, 2023
Segment information
Segment information

5.Segment information

The chief operating decision maker has been identified as the Chief Executive Officer ("CEO"). The CEO makes decisions with respect to allocation of resources and assesses performance of the Group. The Group is organised and operates in one single operating segment focused on the mining and production of copper and silver from the CSA mine. As such the performance of the Group is assessed and managed in totality.